Investment in associated companies - Percentage Ownership (Details)	Dec. 31, 2015	Mar. 10, 2015	Dec. 31, 2014	Dec. 31, 2013
Archer
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	39.90%		39.90%	39.90%
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	50.00%		50.00%	50.00%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	50.00%		50.00%	50.00%
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	30.00%		30.00%	30.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	30.00%		30.00%	30.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	30.00%		30.00%	30.00%
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	50.00%	50.00%	0.00%	0.00%